CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
CURRENT ASSETS
Cash and Cash Equivalents, at Carrying Value	$ 2,569	$ 5,569
Available-for-sale Securities	9,281	9,568
Accounts Receivable, Net, Current	4,686	4,594
INVENTORIES
Inventory, Raw Materials and Supplies, Gross	1,335	1,308
Inventory, Work in Process, Gross	588	529
Inventory, Finished Goods, Gross	2,815	2,787
Inventory, Net	4,738	4,624
Prepaid Expense and Other Assets, Current	2,046	2,139
Assets, Current	23,320	26,494
Property, Plant and Equipment, Net	20,600	19,893
Goodwill	45,175	44,699
Intangible Assets, Net (Excluding Goodwill)	23,902	24,187
Other Assets, Noncurrent	5,313	5,133
Assets	118,310	120,406
CURRENT LIABILITIES
Accounts Payable, Current	10,344	9,632
Accrued Liabilities, Current	7,470	7,024
Debt, Current	10,423	13,554
Liabilities, Current	28,237	30,210
Long-term Debt, Excluding Current Maturities	20,863	18,038
Deferred Tax Liabilities, Net, Noncurrent	6,163	8,126
Other Liabilities, Noncurrent	10,164	8,254
Liabilities	65,427	64,628
SHAREHOLDERS' EQUITY
Common Stock, Value, Issued	4,009	4,009
Additional Paid in Capital	63,846	63,641
Reserve for ESOP Debt Retirement	(1,204)	(1,249)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(14,749)	(14,632)
Treasury Stock, Value	(99,217)	(93,715)
Retained Earnings (Accumulated Deficit)	98,641	96,124
Stockholders' Equity Attributable to Noncontrolling Interest	590	594
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	52,883	55,778
Liabilities and Equity	118,310	120,406
Preferred Class A
SHAREHOLDERS' EQUITY
Preferred Stock, Stated Value, Issued	967	1,006
Preferred Class B
SHAREHOLDERS' EQUITY
Preferred Stock, Stated Value, Issued	$ 0	$ 0